Note 20 - Subsequent Events (Details) (USD $)	1 Months Ended									1 Months Ended							12 Months Ended
	Dec. 19, 2013	Nov. 25, 2013	Aug. 30, 2013	Feb. 25, 2014	Dec. 31, 2013	Dec. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member]	Feb. 21, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member]	Jan. 27, 2014 Subsequent Event [Member]	Jan. 23, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member] Maximum [Member] Convertible Debt [Member]	Dec. 31, 2013 Maximum [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down (in Dollars)													$ 3,700,000
Market Value of Outstanding Debt Principal, Percent													25.00%
Value of Stock Issued, of Debt Discount Purchase Price, Percent													250.00%
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value (in Dollars)															5,000,000
Proceeds from Convertible Debt (in Dollars)	250,000	200,000	200,000											100,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%				8.00%					8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02				$ 0.02				$ 0.02					$ 0.02		$ 0.04
Litigation Settlement, Amount (in Dollars)										250,000		250,000
Extinguishment of Debt, Amount (in Dollars)										1,027,705
Discounted Stock Issuance Price										250.00%		250.00%
Debt Settlement Price										25.00%		25.00%
Debt Instrument, Face Amount (in Dollars)					$ 650,000				$ 200,000
Term of Warrants	5 years										5 years						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.02			$ 0.02	$ 0.49	$ 0.02	$ 1.36	$ 3.57			$ 0.02